Document and Entity Information	Jan. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	FIRST NORTHERN COMMUNITY BANCORP
Entity Incorporation, State or Country Code	CA
Entity File Number	000-30707
Entity Tax Identification Number	68-0450397
Entity Address, Address Line One	195 N FIRST STREET
Entity Address, City or Town	DIXON
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95620
City Area Code	707
Local Phone Number	678-3041
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001114927